Stockholders' equity and dividend payments, Stock repurchases (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Stock Repurchases [Abstract]
Share repurchases (in shares)	0	0